Note 15 - Segment Data (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012 MW	Feb. 19, 2014 Subsequent Event [Member]
Note 15 - Segment Data (Details) [Line Items]
Number of Reportable Segments		1	2		2
Acquired Biomass Power Plant Capacity (in Megawatts)						18.5
Biomass Project Net of Impairment	$ 1,975,000	$ (5,525,331)	$ 1,975,000	$ 17,900,000	$ 1,975,000	$ 2,000,000
Impairment of Ongoing Project				12,900,000		3,000,000
Non Refundable Fees Related to Purchase of Property	25,000
Sale Agreement Price							2,000,000
Earnest Money Deposits							50,000
Monthly Payment Receivable For Sale of Asset							50,000
Non-Refundable Payment Received							$ 25,000